FAIR VALUE MEASUREMENTS - Plan’s Investments at Fair Value (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		$ 24,731,984	$ 25,112,487
Common Stock Fund - Employer Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		3,989,396	5,253,577
Common Stock Fund - Money Market [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		173,229	311,272
Self-Directed Brokerage Accounts [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		3,157,141	2,591,096
Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		16,908,245	16,236,315
Investments in Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		24,228,011	24,392,260
Common Collective Trust Fund [member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value	[1]	503,973	720,227
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Common Stock Fund - Employer Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		3,989,396	5,253,577
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Common Stock Fund - Money Market [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		173,229	311,272
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Self-Directed Brokerage Accounts [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		3,157,141	2,591,096
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		16,908,245	16,236,315
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Investments in Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		24,228,011	24,392,260
Significant Other Observable Inputs (Level 2) [Member] | Common Stock Fund - Employer Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Other Observable Inputs (Level 2) [Member] | Common Stock Fund - Money Market [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Other Observable Inputs (Level 2) [Member] | Self-Directed Brokerage Accounts [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Other Observable Inputs (Level 2) [Member] | Investments in Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Unobservable Inputs (Level 3) [Member] | Common Stock Fund - Employer Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Unobservable Inputs (Level 3) [Member] | Common Stock Fund - Money Market [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Unobservable Inputs (Level 3) [Member] | Self-Directed Brokerage Accounts [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		0	0
Significant Unobservable Inputs (Level 3) [Member] | Investments in Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments at fair value		$ 0	$ 0

[1]	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for plan benefits.